Employee Compensation - Summary of Plan Information for the Past Three Years (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 8,502	$ 7,559
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	9,866	8,311	$ 8,846
Fair value of plan assets	9,723	8,719	8,990
Surplus (deficit) and net defined benefit asset (liability)	(143)	408	144
Pension Plans [member] | Funded plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability)	36	573	339
Pension Plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability)	(179)	(165)	(195)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,254	1,113	1,460
Fair value of plan assets	175	153	157
Surplus (deficit) and net defined benefit asset (liability)	(1,079)	(960)	(1,303)
Other employee future benefit plans [member] | Funded plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability)	46	37	28
Other employee future benefit plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability)	$ (1,125)	$ (997)	$ (1,331)